Note Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2021
Note Purchase Agreement
Schedule Of Contingent Stock And Contingent Warrant Assumptions
	Stock	Warrants
Expected term (years)	.5	5.5
Risk- Free interest rate	.13%	1.27%
Expected Volatility	99%	92%
Dividend rate	0%	0%